Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2022	$ 1,789,047	$ 1,599,871	$ 11,606	$ 986,594	$ 814,951	$ 345,567	$ (161,307)	$ (397,540)	$ 189,176
Profit/(loss) for the three -month period after taxes	(5,973)	(10,990)	0	0	0	0	0	(10,990)	5,017
Change in fair value of cash flow hedges net of transfer to profit or loss statement	(25,971)	(23,164)	0	0	0	(23,164)	0	0	(2,807)
Currency translation differences	8,430	7,113	0	0	0	0	7,113	0	1,317
Tax effect	5,146	4,519	0	0	0	4,519	0	0	627
Other comprehensive income/(loss)	(12,395)	(11,532)	0	0	0	(18,645)	7,113	0	(863)
Total comprehensive income/(loss) for the period	(18,368)	(22,522)	0	0	0	(18,645)	7,113	(10,990)	4,154
Changes in the scope	(2,817)	0	0	0	0	0	0	0	(2,817)
Share-based compensation	800	800	9	0	0	0	0	791	0
Distributions	(58,833)	(51,688)	0	0	(51,688)	0	0	0	(7,145)
Balance, end of period at Mar. 31, 2023	1,709,829	1,526,461	11,615	986,594	763,263	326,922	(154,194)	(407,739)	183,368
Balance, beginning of period at Dec. 31, 2023	1,588,809	1,423,477	11,616	736,594	858,220	308,002	(139,434)	(351,521)	165,332
Profit/(loss) for the three -month period after taxes	(5,386)	(5,392)	0	0	0	0	0	(5,392)	6
Change in fair value of cash flow hedges net of transfer to profit or loss statement	22,708	21,059	0	0	0	21,059	0	0	1,649
Currency translation differences	(7,056)	(6,700)	0	0	0	0	(6,700)	0	(356)
Tax effect	(5,477)	(5,202)	0	0	0	(5,202)	0	0	(275)
Other comprehensive income/(loss)	10,175	9,157	0	0	0	15,857	(6,700)	0	1,018
Total comprehensive income/(loss) for the period	4,789	3,765	0	0	0	15,857	(6,700)	(5,392)	1,024
Share-based compensation	893	893	0	0	0	0	0	893	0
Distributions	(55,669)	(51,691)	0	0	(51,691)	0	0	0	(3,978)
Balance, end of period at Mar. 31, 2024	$ 1,538,822	$ 1,376,444	$ 11,616	$ 736,594	$ 806,529	$ 323,859	$ (146,134)	$ (356,020)	$ 162,378